Debt (Tables)	6 Months Ended
Jun. 30, 2012
Debt [Abstract]
Company's outstanding debt

The following table reflects the Company’s outstanding debt:

	June 30, 2012	December 31, 2011
12.5% Convertible Notes due September 2013	$3,559,041	$0
12.5% Promissory Notes due June 2012	0	6,730,861

Total Debt	$3,559,041	$6,730,861
Long-term Debt	873,106	0

Total Debt due within one year	$2,685,935	$6,730,861